Derivative Assets and Derivative Liabilities (Tables)	12 Months Ended
Dec. 31, 2017
Derivative Assets and Derivative Liabilities [abstract]
Schedule of Derivative Assets and Liabilities

	December 31,	December 31,
Assets	2017	2016
Interest rate swap	$140	$-
Commodity derivative contracts	-	973
Derivative assets	$140	$973

Liabilities
Interest rate swap	$-	$254
Commodity derivative contracts	2,328	-
Derivative liabilities	$2,328	$254

Schedule of Derivative Gain (Loss) Settled and Open Positions

The following table summarizes the gains (losses) from the settlement of and the open positions for the zinc and lead forward sales contracts as at December  31, 2017:

	December 31,	December 31,
	2017	2016
Realized
Zinc Contracts
Tonnes settled	7,803	-
Average settlement price per tonne	$2,894	$-
Settlement gains (losses)	$(1,521)	$-

Lead Contracts
Tonnes settled	4,465	-
Average settlement price per tonne	$2,361	$-
Settlement gains (losses)	$19	$-

Unrealized
Zinc Contracts
Open positions - tonnes	6,500	7,803
Price per tonne	$2,500 - 3,190	$2,650 - 2,750
Unrealized gains (losses)	$(2,957)	$973

Lead Contracts
Open positions - tonnes	6,000	-
Price per tonne	$2,100 - 2,689	$-
Unrealized gains (losses)	$(344)	$-